SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ALLOCATION FUNDS
WELLS FARGO ALTERNATIVE FUNDS

WELLS FARGO COREBUILDER SHARES

WELLS FARGO DOW JONES TARGET DATE FUNDS
WELLS FARGO DYNAMIC TARGET DATE FUNDS

WELLS FARGO EQUITY GATEWAY FUNDS

WELLS FARGO INCOME FUNDS

WELLS FARGO INTERNATIONAL EQUITY FUNDS

WELLS FARGO LARGE CAP STOCK FUNDS

WELLS FARGO MONEY MARKET FUNDS

  WELLS FARGO MUNICIPAL INCOME FUNDS

WELLS FARGO SMALL TO MID CAP STOCK FUNDS

WELLS FARGO SMALL, MID, ALL CAP STOCK FUNDS

WELLS FARGO SPECIALTY FUNDS

WELLS FARGO WEALTHBUILDER FUNDS

WELLS FARGO VARIABLE TRUST FUNDS

(Each a "Fund", together the “Funds”)

            Under the section entitled “Policies and Procedures for Disclosure of Fund Portfolio Holdings” in each Fund’s SAI, sub-paragraph D of Section IV is restated in its entirety as follows:

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds or, for multi-manager Fund(s), the managed portion of the Fund’s portfolio, in which such sub-adviser provides investment advisory services. Certain sub-adviser(s) utilize the services of ENSO Financial Management LLP (“ENSO”) to receive treasury management data analytics. In connection therewith, ENSO may receive full daily portfolio holdings information directly from the Funds’ accounting agent and/or prime broker solely with respect to those Fund(s), or, for multi-manager Fund(s), the managed portion of the Fund’s portfolio, in which such sub-adviser provides investment sub-advisory services. Certain sub-adviser(s) utilize the services of Traiana, Inc. (“Traiana”), a third party provider of an electronic order matching system for certain derivative instruments. In connection therewith, Traiana may receive full daily portfolio holdings information directly from the Funds’ accounting agent and/or prime broker solely with respect to those Fund(s), or, for multi-manager Fund(s), the managed portion of the Fund’s portfolio, in which such sub-adviser provides investment sub-advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) to assist with proxy voting. ISS may receive full Fund portfolio holdings on a weekly basis for the Funds for which it provides services.

March 2, 2017